Nature of Business (Details) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended
	Jan. 31, 2014	Sep. 30, 2014 Grant Segments	Sep. 30, 2013	Dec. 31, 2013 Segments Grant	Dec. 31, 2012	Dec. 31, 2011
Nature of Business (Textual)
Number of active business segments		2		2
Number of grants		3		4
Cash and cash equivalents		$ 4,209,949	$ 6,582,556	$ 5,856,242	$ 3,356,380	$ 5,996,668
Net decrease in cash and cash equivalents		(1,646,293)	3,226,176	2,499,862	(2,640,288)
Percentage decrease in cash and cash equivalents		28.00%		74.00%
Working capital, carrying value		2,634,191		5,855,046	2,682,383
Decrease in working capital		3,220,855		3,172,663
Percentage decrease in cash and cash equivalents		55.00%		118.00%
Proceed from issuance of common stock pursuant to Fusion equity line				235,975
Net cash used in operating activities		(2,097,822)	(3,164,333)	(4,456,973)	(2,635,533)
Increase in net cash used in provided by operating activities				1,821,440
Active grant funding available		53,300,000		33,200,000
Proceeds from net operating losses	750,356			750,356
Non-cash warrant liability		7,429,460		8,281,247
Proceeds from net operating losses				6,738,588
Equity facility, face amount		10,000,000
Equity facility, available amount		$ 9,500,000
Debt Instrument, Maturity Date		Oct. 31, 2016